Share Capital and Additional Paid in Capital Authorized - Summary of Warrant Activity (Details) - $ / shares			3 Months Ended			12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Share Purchase Warrants Outstanding, Beginning balance			22,571,471	17,134,458	19,633,911	19,633,911	17,631,350
Number of Share Purchase Warrants, Issued	142,874	10,000,000				10,142,874	4,838,707
Number of Share Purchase Warrants, Exercised				(227,630)	(2,499,453)	(2,727,083)	(1,110,510)
Number of Share Purchase Warrants, Expired			4,838,707	4,530,808		(4,530,808)	(1,725,636)
Number of Share Purchase Warrants Outstanding, Ending balance			17,732,764	12,376,020	17,134,458	22,571,471	19,633,911
Weighted Average Exercise Price Outstanding, Beginning balance			$ 1.35	$ 1.29	$ 1.18	$ 1.18	$ 1.05
Weighted Average Exercise Price, Issued						1	1.24
Weighted Average Exercise Price, Exercised				0.97	0.43	0.48	0.48
Weighted Average Exercise Price, Expired			1.24	0.99		0.99	0.48
Weighted Average Exercise Price Outstanding, Ending balance	$ 1	$ 1	$ 1.21	$ 1.4	$ 1.29	$ 1.35	$ 1.18
Previously Reported
Class of Warrant or Right [Line Items]
Number of Share Purchase Warrants Outstanding, Beginning balance			22,518,894
Number of Share Purchase Warrants Outstanding, Ending balance						22,518,894